Symmetry Panoramic Trust
One Freedom Valley Drive
Oaks, PA 19456


Interfund Lending N-CEN Certification Period Ending
August 31, 2025:
In regards to the InterFund Lending Program, I certify that the Adviser on behalf of the Funds has implemented procedures reasonably designed to achieve compliance with the terms and conditions of the InterFund Lending Order which includes the following objectives: (a) that the InterFund Loan rate will be higher than the Repo Rate, but lower than the Bank Loan Rate; (b) compliance with the collateral requirements as set forth in the Application; (c) compliance with the percentage limitations on interfund borrowing and lending; (d) allocation of the interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Trustees; and (e) that the InterFund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing
Fund at the time of the InterFund Loan.

Stephen Panner
October 6, 2025
Chief Compliance Officer
Symmetry Panoramic Trust